Stockholders Equity - Schedule of Outstanding Warrants to Purchase Common Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Jul. 22, 2019
Class of Warrant or Right [Line Items]
Number of Warrants	35,282,700	0	30,890,748
Number of common stock issuable	17,732,700
Warrant Exercisable at November 3, 2010
Class of Warrant or Right [Line Items]
Warrants, Date exercisable	Nov. 03, 2010
Number of Warrants	109,620
Number of common stock issuable	109,620
Warrants, Exercise price	$ 3.95
Warrants, Exercisable for	Common Stock
Warrants, Classification	Equity
Warrants, Expiration	Later of 8/31/2019 or upon repayment of the notes payable
Warrant Exercisable at August 31, 2013
Class of Warrant or Right [Line Items]
Warrants, Date exercisable	Aug. 31, 2013
Number of Warrants	36,540
Number of common stock issuable	36,540
Warrants, Exercise price	$ 3.95
Warrants, Exercisable for	Common Stock
Warrants, Classification	Equity
Warrants, Expiration	Later of 8/31/2019 or upon repayment of the notes payable
Warrant Exercisable at August 31, 2015
Class of Warrant or Right [Line Items]
Warrants, Date exercisable	Aug. 31, 2015
Number of Warrants	36,540
Number of common stock issuable	36,540
Warrants, Exercise price	$ 3.95
Warrants, Exercisable for	Common Stock
Warrants, Classification	Equity
Warrants, Expiration	Later of 8/31/2019 or upon repayment of the notes payable
Avista Investment Warrant
Class of Warrant or Right [Line Items]
Warrants, Date exercisable	Dec. 10, 2018
Number of Warrants	4,100,000
Number of common stock issuable	2,050,000
Warrants, Exercise price	$ 11.50
Warrants, Exercisable for	Common Stock
Warrants, Classification	Equity
Warrants, Expiration	December 10, 2023
Avista Merger Warrant
Class of Warrant or Right [Line Items]
Warrants, Date exercisable	Dec. 10, 2018
Number of Warrants	31,000,000
Number of common stock issuable	15,500,000
Warrants, Exercise price	$ 11.50
Warrants, Exercisable for	Common Stock
Warrants, Classification	Equity
Warrants, Expiration	December 10, 2023